ACCOUNTS RECEIVABLE - CECL Rates (Details)	6 Months Ended
Jun. 30, 2024
Current
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	0.45%
CECL rate	0.45%
31-60 days
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	0.45%
CECL rate	0.45%
61-90 days
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	0.45%
CECL rate	0.45%
91-180 days
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	1.33%
CECL rate	1.33%
181-365 days
ACCOUNTS RECEIVABLE
Historical loss rate	5.00%
Adjustment	2.56%
CECL rate	7.56%
Over 365 days
ACCOUNTS RECEIVABLE
Historical loss rate	20.00%
Adjustment	5.11%
CECL rate	25.11%